united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Fair Value
	COMMON STOCKS - 83.4%
	CONSUMER DISCRETIONARY - 11.0%
2,366	Adient PLC	$ 154,689
6,200	Advance Auto Parts, Inc.	722,858
12,600	Bed Bath & Beyond, Inc.	383,040
8,500	Genuine Parts Co.	788,460
4,368	John Wiley & Sons, Inc.	230,412
23,660	Johnson Controls International PLC	1,025,898
15,300	Lowe's Cos., Inc.	1,186,209
8,000	McDonald's Corp.	1,225,280
2,950	Polaris Industries, Inc.	272,079
30,780	Reading International, Inc. *	496,481
7,000	Tiffany & Co.	657,090
8,000	Walt Disney Co.	850,000
		7,992,496
	CONSUMER STAPLES - 8.2%
3,000	Archer-Daniels-Midland Co.	124,140
11,100	Campbell Soup Co.	578,865
12,700	Colgate-Palmolive Co.	941,451
6,300	Costco Wholesale Corp.	1,007,559
5,000	Kimberly-Clark Corp.	645,550
13,151	Koninklijke DSM NV - ADR	239,611
9,100	PepsiCo, Inc.	1,050,959
7,658	Procter & Gamble Co.	667,395
4,876	Sysco Corp.	245,409
5,200	Walgreens Boots Alliance, Inc.	407,212
		5,908,151
	ENERGY - 2.4%
6,600	ConcoPhillips	290,136
5,700	Devon Energy Corp.	182,229
5,323	Exxon Mobil Corp.	429,726
8,000	Phillips 66	661,520
5,500	Sasol Ltd. - ADR	153,725
		1,717,336
	FINANCIAL SERVICES - 13.5%
3,013	Alleghany Corp. *	1,792,132
3,000	Aon PLC	398,850
9,000	Bank of Nova Scotia	541,170
6,500	Berkshire Hathaway, Inc. *	1,100,905
36,000	Bofl Holdings, Inc. *	853,920
6,000	Leucadia National Corp.	156,960
5,030	M&T Bank Corp.	814,608
1,306	National Western Life Group, Inc.	417,424
11,000	New York Community Bancorp, Inc.	144,430
50,900	Northeast Bancorp	1,035,815
12,500	SunTrust Bank, Inc.	709,000
19,530	US Bancorp	1,013,998
900	White Mountains Insurance Group Ltd.	781,767
		9,760,979

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	HEALTHCARE - 9.6%
13,497	Abbott Laboratories	$ 656,089
3,134	Becton Dickinson and Co.	611,475
8,500	Bristol-Myers Squibb Co.	473,620
5,500	Cardinal Health, Inc.	428,560
14,600	Edwards Lifesciences Corp. *	1,726,304
7,000	GlaxoSmithKline PLC - ADR	301,840
6,845	Novartis AG - ADR	571,352
8,000	Novo Nordisk A/S - ADR	343,120
8,723	Pfizer, Inc.	293,005
5,777	QIAGEN NV	193,703
6,050	Roche Holding AG	192,390
8,500	Stryker Corp.	1,179,630
		6,971,088
	INDUSTRIALS - 18.5%
10,700	3M Co.	2,227,633
1,535	AMERCO	561,902
2,500	Atlas Air Worldwide Holdings, Inc. *	130,375
6,469	Eaton Corp. PLC	503,482
14,600	Emerson Electric Co.	870,452
9,800	Equifax, Inc.	1,346,716
2,300	Expeditors International of Washington, Inc.	129,904
4,000	Fastenal Co.	174,120
14,300	General Electric Co.	386,243
23,138	Graco, Inc.	2,528,521
8,300	Illinois Tool Works, Inc.	1,188,975
12,300	Lincoln Electric Holdings, Inc.	1,132,707
12,484	Raven Industries, Inc.	415,717
12,539	Secom Co. Ltd. - ADR	237,614
9,800	United Parcel Service, Inc.	1,083,782
6,000	Verisk Analytics, Inc. *	506,220
		13,424,363
	INFORMATION TECHNOLOGY - 17.2%
1,103	Alphabet, Inc. Class A *	1,002,329
750	Alphabet, Inc. Class C *	697,260
2,480	Analog Devices, Inc.	192,944
9,100	Apple, Inc.	1,310,582
6,700	Automatic Data Processing, Inc.	686,482
21,600	Avnet, Inc.	839,808
17,876	Cisco Systems, Inc.	559,519
22,500	Corning, Inc.	676,125
4,000	Donnelley Financial Solutions, Inc. *	91,840
14,700	Global Payments, Inc.	1,327,704
18,154	Intel Corp.	612,516
6,200	International Business Machines Corp.	953,746
11,400	Microsoft Corp.	785,802
31,600	Net 1 UEPS Technologies, Inc. *	311,576
9,000	TE Connectivity Ltd.	708,120
12,200	Texas Instruments, Inc.	938,546
8,080	Zebra Technologies Corp. *	812,202
		12,507,101

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value
	MATERIALS - 3.0%
18,000	PPG Industries, Inc.	$ 1,979,280
10,400	Wheaton Precious Metals Corp.	206,856
		2,186,136
	TOTAL COMMON STOCK (Cost $26,371,751)	60,467,650

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
8,064	Colony NorthStar, Inc.	113,622
4,800	EastGroup Properties, Inc.	402,240
5,500	Pebblebrook Hotel Trust	177,320
34,720	Weyerhaeuser Co.	1,163,120
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs)(Cost $1,104,871)	1,856,302

Par Value
	BONDS AND NOTES - 7.2%
	ENERGY - 0.7%
$ 500,000	Sherwin-Williams Co., 1.35%, 12/15/2017	499,304

	ENERGY - 0.5%
173,000	Canadian Natural Resources Ltd., 1.75%, 1/15/2018	173,008
200,000	Statoil ASA, 1.25%, 11/9/2017	199,856
		372,864
	FINANCIAL SERVICES - 1.7%
550,000	Bank of Nova Scotia, 1.38%, 12/18/2017	549,786
22,270	Countrywide Asset-Backed Certificates, 4.22%, 10/25/2032 (A)	9,214
27,104	Impac CMB Trust Series 2003-8, 2.12%, 10/25/2033 (A)	26,309
53,620	Impac CMB Trust Series 2004-4, 2.06%, 9/25/2034 (A)	53,161
350,000	US Bank NA, 1.38%, 9/11/2017	350,018
245,000	Wells Fargo & Co., 5.63%, 12/11/2017	249,278
		1,237,766
	GOVERNMENT OBLIGATION - 2.8%
1,000,000	US Treasury Note, 1.25%, 11/30/2018	998,828
1,000,000	US Treasury Note, 1.75%, 3/31/2022	994,980
		1,993,808
	HEALTHCARE - 0.9%
160,000	Aetna, Inc., 1.50%, 11/15/2017	160,014
250,000	Anthem, Inc., 1.88%, 1/15/2018	250,240
225,000	Covidien International Finance SA, 6.00%, 10/15/2017	227,805
		638,059
	INDUSTRIALS - 0.6%
260,000	Caterpillar Financial Services Corp., 1.25%, 11/6/2017	259,831
200,000	General Electric Co., 1.60%, 11/20/2017	200,133
		459,964
	TOTAL BONDS AND NOTES (Cost $5,209,698)	5,201,765

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares			Fair Value
	PREFERRED STOCK - 0.6%
	MATERIALS - 0.6%
4,000	El du Pont de Nemours & Co., 4.50%, Perpetual		$ 423,100
	TOTAL PREFERRED STOCK (Cost $308,578)		423,100

	SHORT-TERM INVESTMENT - 6.2%
4,504,120	Huntington Conservative Deposit Account, 0.83% (Cost $4,504,120) (A)		4,504,120

	TOTAL INVESTMENTS - 99.9% (Cost $37,499,018) (B)		$ 72,452,937

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		48,868

	NET ASSETS - 100.0%		$ 72,501,805

ADR American Depositary Receipt.
CMB - Collateralized Mortgage Backed
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2017.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,468,675 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 35,396,474
		Unrealized depreciation	(412,212)
		Net unrealized appreciation	$ 34,984,262

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 60,467,650	$ -	$ -	$60,467,650
Real Estate Investment Trusts	1,856,302	-	-	1,856,302
Bonds and Notes	-	5,201,765	-	5,201,765
Preferred Stock	423,100	-	-	423,100
Short Term Investment	-	4,504,120	-	4,504,120
Total	$ 62,747,052	$ 9,705,885	$ -	$72,452,937

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/9/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 8/9/2017

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/9/2017